Loans to Customers at Amortized Cost (Details) - Schedule of change in gross carrying amount and ECL allowances - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Commercial loans [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Costs
Balance		$ 16,294,212	$ 15,438,398
Net change on Balance	[1]	1,461,050	1,118,555
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(69,193)	(55,698)
Foreign exchange adjustments		(84,472)	(207,043)
Subtotal Commercial loans		17,601,597	16,294,212
Commercial loans [Member] | Gross Carrying Amount [Member] | Stage 1 - Individual [Member]
Loans to Customers at Amortized Costs
Balance		9,880,799	9,426,420
Net change on Balance	[1]	786,574	861,027
Transfer to Stage 1		501,608	873,349
Transfer to Stage 2		(2,224,652)	(1,120,580)
Transfer to Stage 3		(5,865)	(2,593)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments		(20,130)	(156,824)
Subtotal Commercial loans		8,918,334	9,880,799
Commercial loans [Member] | Gross Carrying Amount [Member] | Stage 1 - Group [Member]
Loans to Customers at Amortized Costs
Balance		3,369,494	3,049,264
Net change on Balance	[1]	551,556	452,929
Transfer to Stage 1		1,640,602	1,005,072
Transfer to Stage 2		(1,236,055)	(1,118,008)
Transfer to Stage 3		(32,996)	(13,769)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(77)	(55)
Foreign exchange adjustments		(1,326)	(5,939)
Subtotal Commercial loans		4,291,198	3,369,494
Commercial loans [Member] | Gross Carrying Amount [Member] | Stage 2 - Individual [Member]
Loans to Customers at Amortized Costs
Balance		2,059,481	2,134,848
Net change on Balance	[1]	17,987	(231,267)
Transfer to Stage 1		(501,608)	(873,232)
Transfer to Stage 2		2,232,210	1,130,960
Transfer to Stage 3		(84,410)	(65,157)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(1,561)	(65)
Foreign exchange adjustments		(60,288)	(36,606)
Subtotal Commercial loans		3,661,811	2,059,481
Commercial loans [Member] | Gross Carrying Amount [Member] | Stage 2 - Group [Member]
Loans to Customers at Amortized Costs
Balance		561,831	460,251
Net change on Balance	[1]	114,618	57,965
Transfer to Stage 1		(1,636,469)	(1,002,422)
Transfer to Stage 2		1,308,926	1,168,875
Transfer to Stage 3		(146,784)	(121,315)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(3,710)	(371)
Foreign exchange adjustments		1,398	(1,152)
Subtotal Commercial loans		199,810	561,831
Commercial loans [Member] | Gross Carrying Amount [Member] | Stage 3 - Individual [Member]
Loans to Customers at Amortized Costs
Balance		152,972	120,564
Net change on Balance	[1]	(26,075)	(9,953)
Transfer to Stage 1			(117)
Transfer to Stage 2		(7,558)	(10,380)
Transfer to Stage 3		90,275	67,750
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(1,446)	(8,587)
Foreign exchange adjustments		(3,719)	(6,305)
Subtotal Commercial loans		204,449	152,972
Commercial loans [Member] | Gross Carrying Amount [Member] | Stage 3 - Group [Member]
Loans to Customers at Amortized Costs
Balance		267,999	246,436
Net change on Balance	[1]	13,863	(13,173)
Transfer to Stage 1		(4,133)	(2,650)
Transfer to Stage 2		(72,871)	(50,867)
Transfer to Stage 3		179,780	135,084
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(62,107)	(46,614)
Foreign exchange adjustments		(407)	(217)
Subtotal Commercial loans		322,124	267,999
Commercial loans [Member] | Gross Carrying Amount [Member] | POCI [Member]
Loans to Customers at Amortized Costs
Balance		1,636	615
Net change on Balance	[1]	2,527	1,027
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(292)	(6)
Foreign exchange adjustments
Subtotal Commercial loans		3,871	1,636
Commercial loans [Member] | ECL [Member]
Loans to Customers at Amortized Costs
Balance		254,801	228,864
Net change on Balance	[1]	227,433	35,779
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	42,641	29,160
Changes to models and assumptions		29,881	18,386
Amounts written off		(69,193)	(55,698)
Foreign exchange adjustments		(4,173)	(1,690)
Subtotal Commercial loans		481,390	254,801
Commercial loans [Member] | ECL [Member] | Stage 1 - Individual [Member]
Loans to Customers at Amortized Costs
Balance		8,945	24,880
Net change on Balance	[1]	26,720	(14,709)
Transfer to Stage 1		3,278	9,699
Transfer to Stage 2		(6,538)	(4,449)
Transfer to Stage 3		(17)	(99)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(2,031)	(7,346)
Changes to models and assumptions		15,097	944
Amounts written off
Foreign exchange adjustments		(82)	25
Subtotal Commercial loans		45,372	8,945
Commercial loans [Member] | ECL [Member] | Stage 1 - Group [Member]
Loans to Customers at Amortized Costs
Balance		17,743	21,594
Net change on Balance	[1]	26,706	3,915
Transfer to Stage 1		76,242	49,310
Transfer to Stage 2		(16,158)	(19,312)
Transfer to Stage 3		(1,000)	(1,050)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(55,735)	(36,508)
Changes to models and assumptions		36,476	(82)
Amounts written off		(77)	(55)
Foreign exchange adjustments		(42)	(69)
Subtotal Commercial loans		84,155	17,743
Commercial loans [Member] | ECL [Member] | Stage 2 - Individual [Member]
Loans to Customers at Amortized Costs
Balance		42,406	32,343
Net change on Balance	[1]	110,560	(3,240)
Transfer to Stage 1		(3,278)	(9,606)
Transfer to Stage 2		7,431	7,184
Transfer to Stage 3		(15,037)	(10,055)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	35,905	7,092
Changes to models and assumptions		(8,106)	18,860
Amounts written off		(1,561)	(65)
Foreign exchange adjustments		(2,131)	(107)
Subtotal Commercial loans		166,189	42,406
Commercial loans [Member] | ECL [Member] | Stage 2 - Group [Member]
Loans to Customers at Amortized Costs
Balance		31,527	21,167
Net change on Balance	[1]	12,959	5,054
Transfer to Stage 1		(75,140)	(48,694)
Transfer to Stage 2		32,656	28,065
Transfer to Stage 3		(14,807)	(12,628)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	31,119	39,878
Changes to models and assumptions		(2,555)	(861)
Amounts written off		(3,710)	(371)
Foreign exchange adjustments		54	(83)
Subtotal Commercial loans		12,103	31,527
Commercial loans [Member] | ECL [Member] | Stage 3 - Individual [Member]
Loans to Customers at Amortized Costs
Balance		47,296	32,694
Net change on Balance	[1]	7,313	7,859
Transfer to Stage 1			(93)
Transfer to Stage 2		(893)	(2,734)
Transfer to Stage 3		15,054	10,153
Impact on year-end ECL of exposures transferred between stages during the year	[2]	12,246	9,378
Changes to models and assumptions		11,812
Amounts written off		(1,446)	(8,587)
Foreign exchange adjustments		(1,671)	(1,374)
Subtotal Commercial loans		89,711	47,296
Commercial loans [Member] | ECL [Member] | Stage 3 - Group [Member]
Loans to Customers at Amortized Costs
Balance		106,609	95,887
Net change on Balance	[1]	41,847	36,913
Transfer to Stage 1		(1,102)	(616)
Transfer to Stage 2		(16,498)	(8,754)
Transfer to Stage 3		15,807	13,679
Impact on year-end ECL of exposures transferred between stages during the year	[2]	21,137	16,666
Changes to models and assumptions		(22,816)	(470)
Amounts written off		(62,107)	(46,614)
Foreign exchange adjustments		(301)	(82)
Subtotal Commercial loans		82,576	106,609
Commercial loans [Member] | ECL [Member] | POCI [Member]
Loans to Customers at Amortized Costs
Balance		275	299
Net change on Balance	[1]	1,328	(13)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions		(27)	(5)
Amounts written off		(292)	(6)
Foreign exchange adjustments
Subtotal Commercial loans		1,284	275
Mortgage loans [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Costs
Balance		9,206,727	8,052,073
Net change on Balance	[1]	194,308	1,162,444
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(13,663)	(7,790)
Foreign exchange adjustments
Subtotal Mortgage loans		9,387,372	9,206,727
Mortgage loans [Member] | Gross Carrying Amount [Member] | Stage 1 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | Gross Carrying Amount [Member] | Stage 1 - Group [Member]
Loans to Customers at Amortized Costs
Balance		8,209,100	6,893,619
Net change on Balance	[1]	302,255	1,312,226
Transfer to Stage 1		1,456,154	1,516,595
Transfer to Stage 2		(1,231,376)	(1,513,235)
Transfer to Stage 3		(71,361)	(105)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(11)
Foreign exchange adjustments
Subtotal Mortgage loans		8,664,761	8,209,100
Mortgage loans [Member] | Gross Carrying Amount [Member] | Stage 2 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | Gross Carrying Amount [Member] | Stage 2 - Group [Member]
Loans to Customers at Amortized Costs
Balance		822,524	993,085
Net change on Balance	[1]	(81,433)	(117,481)
Transfer to Stage 1		(1,455,965)	(1,516,155)
Transfer to Stage 2		1,274,646	1,532,523
Transfer to Stage 3		(153,543)	(69,448)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(4,232)
Foreign exchange adjustments
Subtotal Mortgage loans		401,997	822,524
Mortgage loans [Member] | Gross Carrying Amount [Member] | Stage 3 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | Gross Carrying Amount [Member] | Stage 3 - Group [Member]
Loans to Customers at Amortized Costs
Balance		175,103	165,369
Net change on Balance	[1]	(26,928)	(32,301)
Transfer to Stage 1		(189)	(440)
Transfer to Stage 2		(43,270)	(19,288)
Transfer to Stage 3		224,904	69,553
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(9,420)	(7,790)
Foreign exchange adjustments
Subtotal Mortgage loans		320,200	175,103
Mortgage loans [Member] | Gross Carrying Amount [Member] | POCI [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]	414
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		414
Mortgage loans [Member] | ECL [Member]
Loans to Customers at Amortized Costs
Balance		43,708	34,330
Net change on Balance	[1]	4,121	8,059
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	2,154	5,574
Changes to models and assumptions		(1,668)	3,535
Amounts written off		(13,663)	(7,790)
Foreign exchange adjustments
Subtotal Mortgage loans		34,652	43,708
Mortgage loans [Member] | ECL [Member] | Stage 1 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | ECL [Member] | Stage 1 - Group [Member]
Loans to Customers at Amortized Costs
Balance		1,411	724
Net change on Balance	[1]	(317)	739
Transfer to Stage 1		29,878	16,318
Transfer to Stage 2		(1,244)	(742)
Transfer to Stage 3		(243)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(28,455)	(15,913)
Changes to models and assumptions		6,638	285
Amounts written off		(11)
Foreign exchange adjustments
Subtotal Mortgage loans		7,657	1,411
Mortgage loans [Member] | ECL [Member] | Stage 2 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | ECL [Member] | Stage 2 - Group [Member]
Loans to Customers at Amortized Costs
Balance		29,363	16,895
Net change on Balance	[1]	(7,192)	6,768
Transfer to Stage 1		(29,859)	(16,281)
Transfer to Stage 2		4,951	2,239
Transfer to Stage 3		(7,104)	(2,770)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	20,805	19,262
Changes to models and assumptions		(511)	3,250
Amounts written off		(4,232)
Foreign exchange adjustments
Subtotal Mortgage loans		6,221	29,363
Mortgage loans [Member] | ECL [Member] | Stage 3 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Mortgage loans [Member] | ECL [Member] | Stage 3 - Group [Member]
Loans to Customers at Amortized Costs
Balance		12,934	16,711
Net change on Balance	[1]	11,593	552
Transfer to Stage 1		(19)	(37)
Transfer to Stage 2		(3,707)	(1,497)
Transfer to Stage 3		7,347	2,770
Impact on year-end ECL of exposures transferred between stages during the year	[2]	9,804	2,225
Changes to models and assumptions		(7,788)
Amounts written off		(9,420)	(7,790)
Foreign exchange adjustments
Subtotal Mortgage loans		20,744	12,934
Mortgage loans [Member] | ECL [Member] | POCI [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]	37
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions		(7)
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		30
Consumer loans [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Costs
Balance		4,532,333	4,436,161
Net change on Balance	[1]	(334,120)	349,035
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(250,122)	(249,712)
Foreign exchange adjustments		630	(3,151)
Subtotal Consumer loans		3,948,721	4,532,333
Consumer loans [Member] | Gross Carrying Amount [Member] | Stage 1 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | Gross Carrying Amount [Member] | Stage 1 - Group [Member]
Loans to Customers at Amortized Costs
Balance		3,860,973	3,166,290
Net change on Balance	[1]	(243,577)	493,973
Transfer to Stage 1		963,136	1,688,787
Transfer to Stage 2		(1,216,941)	(1,472,886)
Transfer to Stage 3		(68,493)	(12,204)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(122)	(120)
Foreign exchange adjustments		526	(2,867)
Subtotal Consumer loans		3,295,502	3,860,973
Consumer loans [Member] | Gross Carrying Amount [Member] | Stage 2 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | Gross Carrying Amount [Member] | Stage 2 - Group [Member]
Loans to Customers at Amortized Costs
Balance		372,814	975,898
Net change on Balance	[1]	(126,358)	(212,059)
Transfer to Stage 1		(957,243)	(1,679,389)
Transfer to Stage 2		1,302,454	1,588,909
Transfer to Stage 3		(264,083)	(299,286)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(3,272)	(978)
Foreign exchange adjustments		128	(281)
Subtotal Consumer loans		324,440	372,814
Consumer loans [Member] | Gross Carrying Amount [Member] | Stage 3 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | Gross Carrying Amount [Member] | Stage 3 - Group [Member]
Loans to Customers at Amortized Costs
Balance		298,458	293,973
Net change on Balance	[1]	34,201	67,033
Transfer to Stage 1		(5,893)	(9,398)
Transfer to Stage 2		(85,513)	(116,023)
Transfer to Stage 3		332,576	311,490
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(246,703)	(248,614)
Foreign exchange adjustments		(24)	(3)
Subtotal Consumer loans		327,102	298,458
Consumer loans [Member] | Gross Carrying Amount [Member] | POCI [Member]
Loans to Customers at Amortized Costs
Balance		88
Net change on Balance	[1]	1,614	88
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(25)
Foreign exchange adjustments
Subtotal Consumer loans		1,677	88
Consumer loans [Member] | ECL [Member]
Loans to Customers at Amortized Costs
Balance		350,724	322,184
Net change on Balance	[1]	63,836	152,138
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	90,128	126,401
Changes to models and assumptions		65,456
Amounts written off		(250,122)	(249,712)
Foreign exchange adjustments		43	(287)
Subtotal Consumer loans		320,065	350,724
Consumer loans [Member] | ECL [Member] | Stage 1 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | ECL [Member] | Stage 1 - Group [Member]
Loans to Customers at Amortized Costs
Balance		98,536	49,273
Net change on Balance	[1]	(15,947)	60,685
Transfer to Stage 1		189,887	243,865
Transfer to Stage 2		(78,494)	(90,968)
Transfer to Stage 3		(6,780)	(2,646)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(134,853)	(161,427)
Changes to models and assumptions		93,176
Amounts written off		(122)	(120)
Foreign exchange adjustments		(4)	(126)
Subtotal Consumer loans		145,399	98,536
Consumer loans [Member] | ECL [Member] | Stage 2 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | ECL [Member] | Stage 2 - Group [Member]
Loans to Customers at Amortized Costs
Balance		75,235	110,292
Net change on Balance	[1]	(34,347)	(48,295)
Transfer to Stage 1		(187,255)	(240,444)
Transfer to Stage 2		117,252	129,954
Transfer to Stage 3		(68,958)	(78,223)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	141,034	203,042
Changes to models and assumptions		10,048
Amounts written off		(3,272)	(978)
Foreign exchange adjustments		52	(113)
Subtotal Consumer loans		49,789	75,235
Consumer loans [Member] | ECL [Member] | Stage 3 - Individual [Member]
Loans to Customers at Amortized Costs
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Consumer loans [Member] | ECL [Member] | Stage 3 - Group [Member]
Loans to Customers at Amortized Costs
Balance		176,909	162,619
Net change on Balance	[1]	113,480	139,704
Transfer to Stage 1		(2,632)	(3,421)
Transfer to Stage 2		(38,758)	(38,986)
Transfer to Stage 3		75,738	80,869
Impact on year-end ECL of exposures transferred between stages during the year	[2]	83,947	84,786
Changes to models and assumptions		(37,619)
Amounts written off		(246,703)	(248,614)
Foreign exchange adjustments		(5)	(48)
Subtotal Consumer loans		124,357	176,909
Consumer loans [Member] | ECL [Member] | POCI [Member]
Loans to Customers at Amortized Costs
Balance		44
Net change on Balance	[1]	650	44
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions		(149)
Amounts written off		(25)
Foreign exchange adjustments
Subtotal Consumer loans		520	44
Loans To Customers [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Costs
Total		30,937,690	30,033,272
Loans To Customers [Member] | Gross Carrying Amount [Member] | Stage 1 - Individual [Member]
Loans to Customers at Amortized Costs
Total		8,918,334	9,880,799
Loans To Customers [Member] | Gross Carrying Amount [Member] | Stage 1 - Group [Member]
Loans to Customers at Amortized Costs
Total		16,251,461	15,439,567
Loans To Customers [Member] | Gross Carrying Amount [Member] | Stage 2 - Individual [Member]
Loans to Customers at Amortized Costs
Total		3,661,811	2,059,481
Loans To Customers [Member] | Gross Carrying Amount [Member] | Stage 2 - Group [Member]
Loans to Customers at Amortized Costs
Total		926,247	1,757,169
Loans To Customers [Member] | Gross Carrying Amount [Member] | Stage 3 - Individual [Member]
Loans to Customers at Amortized Costs
Total		204,449	152,972
Loans To Customers [Member] | Gross Carrying Amount [Member] | Stage 3 - Group [Member]
Loans to Customers at Amortized Costs
Total		969,426	741,560
Loans To Customers [Member] | Gross Carrying Amount [Member] | POCI [Member]
Loans to Customers at Amortized Costs
Total		5,962	1,724
Loans To Customers [Member] | ECL [Member]
Loans to Customers at Amortized Costs
Total		836,107	649,233
Loans To Customers [Member] | ECL [Member] | Stage 1 - Individual [Member]
Loans to Customers at Amortized Costs
Total		45,372	8,945
Loans To Customers [Member] | ECL [Member] | Stage 1 - Group [Member]
Loans to Customers at Amortized Costs
Total		237,211	117,690
Loans To Customers [Member] | ECL [Member] | Stage 2 - Individual [Member]
Loans to Customers at Amortized Costs
Total		166,189	42,406
Loans To Customers [Member] | ECL [Member] | Stage 2 - Group [Member]
Loans to Customers at Amortized Costs
Total		68,113	136,125
Loans To Customers [Member] | ECL [Member] | Stage 3 - Individual [Member]
Loans to Customers at Amortized Costs
Total		89,711	47,296
Loans To Customers [Member] | ECL [Member] | Stage 3 - Group [Member]
Loans to Customers at Amortized Costs
Total		227,677	296,452
Loans To Customers [Member] | ECL [Member] | POCI [Member]
Loans to Customers at Amortized Costs
Total		$ 1,834	$ 319

[1]	Net change between assets originated and assets repaid, excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.